Leases (Details) $ in Millions		1 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)
Leases [Abstract]
Lease term	3 years	3 years
Expected future payments	$ 1.3	$ 1.3